Cover Page Document	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	310 Seven Springs Way,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	DKL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001552797
Amendment Flag	false